Securities Act Registration No. 333-21860

Investment Company Act Registration No. 811-132055

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

Post-Effective Amendment No.  8

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                   ☐

ACT OF 1940

Amendment No.  9

☒

 (Check appropriate box or boxes.)

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

3350 Monarch Lane

Annandale, VA 22003

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Steven M. Wegener

3350 Monarch Lane

Annandale, VA 22003 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On November 1, 2012 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 6th day of November, 2012.

Wegener Investment Trust

By:

           JoAnn M. Strasser

           Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the 6th day of November, 2012.

Steven M. Wegener, President (Principal Executive Officer), Treasurer (Principal Financial Officer/Principal Accounting Officer), Trustee*

Mark D. Pankin, Trustee*

Michael E. Kitces, Trustee*

*By:

           JoAnn M. Strasser

           Attorney-in-Fact

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase

571199.7